American Century Asset Allocation Portfolios, Inc.
Statement of Additional Information Supplement
LIVESTRONG® Income Portfolio ¡ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ¡ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ¡ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ¡ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ¡ One Choice Portfolio®: Very Conservative
One Choice Portfolio®: Conservative ¡ One Choice Portfolio®: Moderate
One Choice Portfolio®: Aggressive ¡ One Choice Portfolio®: Very Aggressive

Supplement dated June 2, 2009 ¡ Statement of Additional Information dated December 1, 2008

The following entry is added under the Accounts Managed table on page 43. This information is provided as of June 1, 2009.

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
Scott Wittman	Number of Accounts	17	41	0
	Assets	$5.7 billion(1)	$1.9 billion	N/A

[1]
Includes $125.9 million in LIVESTRONG Income Portfolio, $306.2 million in LIVESTRONG 2015 Portfolio, $107.3 million in LIVESTRONG 2020 Portfolio, $419.1 million in LIVESTRONG 2025 Portfolio, $84.5 million in LIVESTRONG 2030 Portfolio, $236.2 million in LIVESTRONG 2035 Portfolio, $33.0 million in LIVESTRONG 2040 Portfolio, $129.6 million in LIVESTRONG 2045 Portfolio, $5.7 million in LIVESTRONG 2050 Portfolio, $105.2 million in One Choice Portfolio: Very Conservative, $239.6 million in One Choice Portfolio: Conservative, $516.3 million in One Choice Portfolio: Moderate, $331.0 million in One Choice Portfolio: Aggressive, and $135.3 million in One Choice Portfolio: Very Aggressive.

The following entry is added under the Ownership of Securities section on page 46. This information is provided as of June 1, 2009.

As a new member of the management team, Scott Wittman does not beneficially own any shares of the funds.

Senior Vice President and Senior Portfolio Manager Jeff Tyler has announced his retirement. As of June 30, 2009, he will no longer serve as portfolio manager for the funds and all references to him will be deleted.

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

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